Summary of Significant Accounting Policies (Detail Textuals) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	May 14, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Concentration Risk [Line Items]
Conversion of convertible preferred shares		0	97,260,600
Other than temporary impairment recognized in earnings		$ 140
Severance expenses		$ 1,428	$ 838
Severance pay description		Pursuant to Israel’s Severance Pay Law, Israeli employees are entitled to severance pay equal to one month’s salary for each year of employment, or a portion thereof. The Company has elected to include its employees in Israel under Section 14 of the Severance Pay Law, under which these employees are entitled only to monthly deposits made in their name with insurance companies, at a rate of 8.33% of their monthly salary.
Initial public offering ("IPO")
Concentration Risk [Line Items]
Issuance of Ordinary shares in IPO, net (Shares)	17,250,000
Offering price	$ 25
Additional ordinary shares pursuant to underwriters option to purchase	2,500,000
Net proceeds of deducting underwriting discounts and commissions	$ 396,400
Proceeds from Issuance of Debt	30,200
Other issuance costs	$ 4,700
Converted to Ordinary Shares ratio		1:600
Number of warrants issued to purchase convertible preferred Shares		464,400
Series A | Initial public offering ("IPO")
Concentration Risk [Line Items]
Conversion of convertible preferred shares		19,298
Series A-1 | Initial public offering ("IPO")
Concentration Risk [Line Items]
Conversion of convertible preferred shares		20,364
Series B-1 | Initial public offering ("IPO")
Concentration Risk [Line Items]
Conversion of convertible preferred shares		37,361
Series B-2 | Initial public offering ("IPO")
Concentration Risk [Line Items]
Conversion of convertible preferred shares		17,792
Series C | Initial public offering ("IPO")
Concentration Risk [Line Items]
Conversion of convertible preferred shares		15,822
Series D-1 | Initial public offering ("IPO")
Concentration Risk [Line Items]
Conversion of convertible preferred shares		27,758
Series E | Initial public offering ("IPO")
Concentration Risk [Line Items]
Conversion of convertible preferred shares		23,706
Service fees
Concentration Risk [Line Items]
Revenue		$ 8,366	2,627	$ 1,002
Largest customer
Concentration Risk [Line Items]
Revenue		31,346	24,534	$ 16,219
Amount due to customer		$ 8,482	$ 8,264